UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION

			Washington,  D.C.     20549


				       FORM N-Q

	        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES



              Investment Company Act file number 811-03636
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                The Guardian Variable Contract Funds, Inc.
-----------------------------------------------------------------------
             (Exact name of registrant as specified in charter)


                   7 Hanover Square New York, N.Y. 10004
 -----------------------------------------------------------------------

             (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                       Thomas G. Sorell
     The Guardian Variable Contract      The Guardian Variable Contract
     Funds, Inc.                         Funds, Inc.
     7 Hanover Square                    7 Hanover Square
     New York, N.Y. 10004                New York, N.Y. 10004

 -----------------------------------------------------------------------
		(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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		Date of reporting period: September 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

The Guardian Stock Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                         Value
------------------------------------------------------------------

Common Stocks - 99.3%
Aerospace and Defense - 3.3%
      165,300  Boeing Co.                    $     11,232,135
      120,400  General Dynamics Corp.              14,393,820
      183,600  United Technologies Corp.            9,517,824

                                                   35,143,779

Air Freight and Logistics - 0.5%
       75,600  United Parcel Svc., Inc. - Class     5,226,228

Beverages - 2.6%
      227,900  Coca-Cola Co.                        9,843,001
      318,200  PepsiCo., Inc.                      18,045,122

                                                   27,888,123

Biotechnology - 1.6%
      206,000  Amgen, Inc.*                        16,412,020

Capital Markets - 2.9%
       94,000  Goldman Sachs Group, Inc.           11,428,520
      165,500  Lehman Brothers Hldgs., Inc.        19,277,440

                                                   30,705,960

Chemicals - 0.5%
      120,700  Rohm & Haas Co.                      4,964,391

Commercial Banks - 6.4%
      383,500  Bank of America Corp.               16,145,350
      410,500  Commerce Bancorp, Inc.              12,598,245
      482,400  Wachovia Corp.                      22,957,416
      274,300  Wells Fargo & Co.                   16,065,751

                                                   67,766,762

Commercial Services and Supplies - 1.3%
       96,400  Dun & Bradstreet Corp.*              6,349,868
      208,900  Robert Half Int'l., Inc.             7,434,751

                                                   13,784,619

Communications Equipment - 2.4%
      901,300  Cisco Systems, Inc.*                16,160,309
      199,700  QUALCOMM, Inc.                       8,936,575

                                                   25,096,884

Computers and Peripherals - 3.9%
       82,700  Apple Computer, Inc.*                4,433,547
      297,600  Dell, Inc.*                         10,177,920
      456,100  EMC Corp.*                           5,901,934
      470,800  Hewlett Packard Co.                 13,747,360
       91,300  Int'l. Business Machines             7,324,086

                                                   41,584,847

Consumer Finance - 1.5%
      115,400  American Express Co.                 6,628,576
      122,300  Capital One Financial Corp.          9,725,296

                                                   16,353,872

Diversified Financial Services - 2.7%
      632,266  Citigroup, Inc.                     28,780,748

Diversified Telecommunication Services - 3.5%
      461,800  AT & T Corp.                         9,143,640
      195,600  BellSouth Corp.                      5,144,280
      578,100  SBC Comm., Inc.                     13,857,057


Shares                                         Value
------------------------------------------------------------------
      260,000  Verizon Comm.                 $      8,499,400

                                                   36,644,377

Electric Utilities - 1.5%
      186,900  Exelon Corp.                         9,987,936
      118,600  FPL Group, Inc.                      5,645,360

                                                   15,633,296

Electrical Equipment - 0.6%
      112,100  Rockwell Automation, Inc.            5,930,090

Energy Equipment and Services - 2.2%
       85,900  Halliburton Co.                      5,885,868
      285,800  Transocean, Inc.*                   17,522,398

                                                   23,408,266

Food and Staples Retailing - 1.2%
      292,200  Wal-Mart Stores, Inc.               12,804,204

Food Products - 1.6%
       83,100  Bunge Ltd.                           4,372,722
      178,900  Dean Foods Co.*                      6,952,054
      160,700  McCormick & Co., Inc.                5,243,641

                                                   16,568,417

Health Care Equipment and Supplies - 1.5%
      232,000  Boston Scientific Corp.*             5,421,840
      185,800  Medtronic, Inc.                      9,962,596

                                                   15,384,436

Health Care Providers and Services - 1.9%
      170,700  McKesson Corp.                       8,099,715
      215,600  UnitedHealth Group, Inc.            12,116,720

                                                   20,216,435

Hotels, Restaurants and Leisure - 1.9%
      147,800  Carnival Corp.                       7,387,044
      391,500  Hilton Hotels Corp.                  8,738,280
      127,200  McDonald's Corp.                     4,259,928

                                                   20,385,252

Household Durables - 1.4%
      148,400  Centex Corp.                         9,583,672
       82,400  Lennar Corp. Class A                 4,924,224

                                                   14,507,896

Household Products - 4.5%
      227,200  Colgate-Palmolive Co.               11,993,888
      595,100  Procter & Gamble Co.                35,384,646

                                                   47,378,534

Industrial Conglomerates - 4.6%
      147,100  3M Co.                              10,791,256
      889,600  General Electric Co.                29,952,832
      289,900  Tyco Int'l. Ltd.                     8,073,715

                                                   48,817,803

Information Technology Services - 1.0%
      118,000  Affiliated Computer Svcs., Inc.      6,442,800
       80,500  First Data Corp.                     3,220,000
       37,300  Paychex, Inc.                        1,383,084

                                                   11,045,884


Shares                                         Value
------------------------------------------------------------------

Insurance - 3.0%
      165,100  Allstate Corp.                $      9,128,379
       87,400  Ambac Financial Group, Inc.          6,298,044
      255,000  American Int'l. Group, Inc.         15,799,800

                                                   31,226,223

Internet and Catalog Retail - 0.8%
      216,700  eBay, Inc.*                          8,928,040

Internet Software and Services - 0.4%
      124,700  Yahoo! Inc.*                         4,219,848

Machinery - 2.0%
      203,600  Caterpillar, Inc.                   11,961,500
      142,200  Deere & Co.                          8,702,640

                                                   20,664,140

Media - 3.8%
      239,100  Clear Channel Comm., Inc.            7,863,999
      487,500  Comcast Corp. - Class A*            14,322,750
      253,600  Time Warner, Inc.                    4,592,696
      407,200  Viacom, Inc. - Class B              13,441,672

                                                   40,221,117

Metals and Mining - 0.7%
       59,600  Phelps Dodge Corp.                   7,743,828

Multiline Retail - 0.6%
      125,900  J.C. Penney Co., Inc.                5,970,178

Multi-Utilities - 1.3%
      116,500  Dominion Resources, Inc.            10,035,310
      151,700  NiSource, Inc.                       3,678,725

                                                   13,714,035

Office Electronics - 0.6%
      119,600  Canon, Inc. ADR                      6,489,496

Oil, Gas and Consumable Fuels - 7.5%
      203,900  Chevron Corp.                       13,198,447
      247,200  ConocoPhillips                      17,281,752
      230,000  Devon Energy Corp.                  15,787,200
      320,300  Exxon Mobil Corp.                   20,351,862
      152,700  Occidental Petroleum Corp.          13,045,161

                                                   79,664,422

Personal Products - 0.9%
      261,200  Estee Lauder Cos., Inc.              9,097,596

Pharmaceuticals - 7.2%
      245,800  Abbott Laboratories                 10,421,920
      133,000  AstraZeneca PLC ADR                  6,264,300
      338,600  Johnson & Johnson                   21,426,608
      714,080  Pfizer, Inc.                        17,830,578
      441,000  Wyeth                               20,405,070

                                                   76,348,476

Road and Rail - 0.6%
      110,500  Burlington Northern Santa Fe         6,607,900

Semiconductors and Semiconductor Equipment - 3.0%
      803,100  Intel Corp.                         19,796,415
      356,000  Texas Instruments, Inc.             12,068,400

                                                   31,864,815


Shares                                         Value
------------------------------------------------------------------

Software - 3.8%
      204,800  Adobe Systems, Inc.           $      6,113,280
       59,400  Computer Associates Int'l., Inc.     1,651,914
       30,700  Electronic Arts, Inc.*               1,746,523
      937,400  Microsoft Corp.                     24,119,302
      407,700  Oracle Corp.*                        5,051,403
       69,500  Symantec Corp.*                      1,574,870

                                                   40,257,292

Specialty Retail - 1.0%
      272,800  Home Depot, Inc.                    10,404,592

Textiles, Apparel and Luxury Goods - 0.5%
      161,100  Coach, Inc.*                         5,052,096

Thrifts and Mortgage Finance - 2.4%
      363,900  Countrywide Financial Corp.         12,001,422
      243,100  Federal Home Loan Mortgage Corp.    13,725,426

                                                   25,726,848

Tobacco - 1.5%
      216,100  Altria Group, Inc.                  15,928,731

Wireless Telecommunication Services - 0.7%
      290,900  American Tower Corp.*                7,257,955

             Total Common Stocks
(Cost $952,636,422)                             1,049,820,751



Principal
Amount                                         Value
------------------------------------------------------------------


Repurchase Agreement - 0.8%
  $8,584,000   State Street Bank and Trust Co.
               repurchase agreement,
               dated 9/30/2005, maturity
               value $8,586,611 at
               3.65%, due 10/3/2005(1)
               (Cost $8,584,000)             $      8,584,000

Total Investments - 100.1%
(Cost $961,220,422)                             1,058,404,751
Liablities in Excess of Cash, Receivables            -953,505
and Other Assets - (0.1)%
Net Assets - $                                  1,057,451,246




*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $8,610,000 in U.S. Government Agency 5.55%, due 5/12/2015, with a value of $8,760,675.


Glossary of Terms:
             ADR - American Depositary Receipt.
-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $   119,991,339
Gross unrealized depreciation .................    ( 22,807,010)
                                                  --------------
Net unrealized appreciation .................   $    97,184,329
                                                  ==============
-----------------------------------------------------------------

The Guardian VC 500 Index Fund

 Schedule of Investments

September 30, 2005 (Unaudited)

Shares                                            Value
------------------------------------------------------------------
Common Stocks - 97.2%
Aerospace and Defense - 2.1%
     15,041    Boeing Co.                      $  1,022,036
      3,298    General Dynamics Corp.               394,276
      2,074    Goodrich Corp.                        91,961
     15,604    Honeywell Int'l., Inc.               585,150
      1,900    L-3 Comm. Hldgs., Inc.               150,233
      7,403    Lockheed Martin Corp.                451,879
      7,130    Northrop Grumman Corp.               387,515
      6,852    Raytheon Co.                         260,513
      2,736    Rockwell Collins, Inc.               132,204
     18,400    United Technologies Corp.            953,856

                                                  4,429,623

Air Freight and Logistics - 0.9%
      5,194    FedEx Corp.                          452,553
        930    Ryder Systems, Inc.                   31,825
     19,459    United Parcel Svc., Inc. - Class B 1,345,201

                                                  1,829,579

Airlines - 0.1%
     18,199    Southwest Airlines Co.               270,255

Auto Components - 0.1%
      1,100    Cooper Tire & Rubber Co.              16,797
      2,222    Dana Corp.                            20,909
      6,167    Delphi Corp.                          17,021
      2,622    Goodyear Tire & Rubber Co.*           40,877
      3,088    Johnson Controls, Inc.               191,610
      1,955    Visteon Corp.                         19,120

                                                    306,334

Automobiles - 0.5%
     36,944    Ford Motor Co.                       364,268
     11,434    General Motors Corp.                 349,995
      5,221    Harley-Davidson, Inc.                252,905

                                                    967,168

Beverages - 2.2%
     13,362    Anheuser-Busch Cos., Inc.            575,101
      2,046    Brown-Forman Corp. - Class B         121,819
     42,764    Coca-Cola Co.                      1,846,977
      8,124    Coca-Cola Enterprises, Inc.          158,418
      3,500    Constellation Brands, Inc. - Class    91,000
      1,841    Molson Coors Brewing Co. - Class B   117,842
     30,171    PepsiCo., Inc.                     1,710,998
      4,264    The Pepsi Bottling Group, Inc.       121,737

                                                  4,743,892

Biotechnology - 1.5%
     22,617    Amgen, Inc.*                       1,801,896
      3,176    Applera Corp.-Applied Biosystems Gr   73,810
      6,154    Biogen Idec, Inc.*                   242,960
      3,269    Chiron Corp.*                        142,594
      5,005    Genzyme Corp.*                       358,558
      9,200    Gilead Sciences, Inc.*               448,592

Shares                                            Value
------------------------------------------------------------------
      3,941    MedImmune, Inc.*                $    132,615

                                                  3,201,025

Building Products - 0.2%
      3,957    American Standard Cos., Inc.         184,198
      7,420    Masco Corp.                          227,646

                                                    411,844

Capital Markets - 2.9%
     13,570    Bank of New York, Inc.               399,094
      2,876    Bear Stearns Cos., Inc.              315,641
     22,577    Charles Schwab Corp.                 325,786
      6,100    E*TRADE Financial Corp.*             107,360
      1,739    Federated Investors, Inc. - Class B   57,787
      3,987    Franklin Resources, Inc.             334,749
      8,002    Goldman Sachs Group, Inc.            972,883
      6,726    Janus Capital Group, Inc.             97,191
      5,424    Lehman Brothers Hldgs., Inc.         631,788
      7,285    Mellon Financial Corp.               232,901
     17,464    Merrill Lynch & Co., Inc.          1,071,416
     19,283    Morgan Stanley                     1,040,125
      3,863    Northern Trust Corp.                 195,275
      6,370    State Street Corp.                   311,620
      2,158    T. Rowe Price Group, Inc.            140,917

                                                  6,234,533

Chemicals - 1.4%
      3,869    Air Products & Chemicals, Inc.       213,337
      1,031    Ashland, Inc.                         56,952
     18,242    Dow Chemical Co.                     760,144
     18,905    E.I. Du Pont de Nemours & Co.        740,509
      1,156    Eastman Chemical Co.                  54,297
      4,704    Ecolab, Inc.                         150,199
      1,924    Engelhard Corp.                       53,699
      1,633    Hercules, Inc.*                       19,955
      1,417    Int'l. Flavors & Fragrances, Inc.     50,502
      4,507    Monsanto Co.                         282,814
      2,995    PPG Inds., Inc.                      177,274
      5,483    Praxair, Inc.                        262,800
      3,888    Rohm & Haas Co.                      159,914
      1,351    Sigma-Aldrich                         86,545

                                                  3,068,941

Commercial Banks - 5.2%
      8,364    AmSouth Bancorporation               211,275
     73,166    Bank of America Corp.              3,080,289
      9,234    BB&T Corp.                           360,588
      3,064    Comerica, Inc.                       180,470
      2,100    Compass Bancshares, Inc.              96,243
     10,354    Fifth Third Bancorp                  380,302
      1,892    First Horizon Nat'l. Corp.            68,774
      7,298    Huntington Bancshares, Inc.          163,986
      7,242    KeyCorp                              233,554
      2,000    M & T Bank Corp.                     211,420
      3,796    Marshall & Ilsley Corp.              165,164
     11,847    National City Corp.                  396,164
      7,566    North Fork Bancorporation, Inc.      192,933
      4,705    PNC Financial Svcs. Group            272,984
      7,258    Regions Financial Corp.              225,869
      6,623    SunTrust Banks, Inc.                 459,967

Shares                                            Value
------------------------------------------------------------------
      5,299    Synovus Financial Corp.         $    146,888
     34,097    U.S. Bancorp                         957,444
     29,247    Wachovia Corp.                     1,391,865
     29,355    Wells Fargo & Co.                  1,719,322
      1,372    Zions Bancorporation                  97,700

                                                  11,013,201

Commercial Services and Supplies - 0.7%
      4,913    Allied Waste Inds., Inc.*             41,515
      2,079    Avery Dennison Corp.                 108,919
     18,985    Cendant Corp.                        391,850
      3,041    Cintas Corp.                         124,833
      2,150    Equifax, Inc.                         75,121
      1,670    Monster Worldwide, Inc.*              51,286
      4,365    Pitney Bowes, Inc.                   182,195
      4,695    R.R. Donnelley & Sons Co.            174,044
      2,619    Robert Half Int'l., Inc.              93,210
     11,422    Waste Management, Inc.               326,783

                                                  1,569,756

Communications Equipment - 2.7%
      1,701    ADC Telecomm., Inc.*                  38,885
      3,629    Andrew Corp.*                         40,463
      6,957    Avaya, Inc.*                          71,657
     15,078    CIENA Corp.*                          39,806
    120,263    Cisco Systems, Inc.*               2,156,316
      2,797    Comverse Technology, Inc.*            73,477
     27,263    Corning, Inc.*                       526,994
     27,463    JDS Uniphase Corp.*                   60,968
     72,571    Lucent Technologies, Inc.*           235,856
     46,405    Motorola, Inc.                     1,025,086
     28,668    QUALCOMM, Inc.                     1,282,893
      2,342    Scientific Atlanta, Inc.              87,848
      6,153    Tellabs, Inc.*                        64,730

                                                  5,704,979

Computers and Peripherals - 3.5%
     15,733    Apple Computer, Inc.*                843,446
     43,643    Dell, Inc.*                        1,492,591
     45,971    EMC Corp.*                           594,865
      4,846    Gateway, Inc.*                        13,084
     53,201    Hewlett Packard Co.                1,553,469
     29,422    Int'l. Business Machines           2,360,233
      2,204    Lexmark Int'l. Group, Inc. - Class   134,554
      2,932    NCR Corp.*                            93,560
      6,233    Network Appliance, Inc.*             147,971
      1,397    QLogic Corp.*                         47,777
     55,932    Sun Microsystems, Inc.*              219,254

                                                  7,500,804

Construction and Engineering - 0.1%
      2,106    Fluor Corp.                          135,584

Construction Materials - 0.1%
      1,518    Vulcan Materials Co.                 112,651

Consumer Finance - 1.3%
     22,837    American Express Co.               1,311,757
      4,124    Capital One Financial Corp.          327,941
     21,786    MBNA Corp.                           536,807

Shares                                            Value
------------------------------------------------------------------
      4,322    Providian Financial Corp.*      $     76,413
      7,586    SLM Corp.                            406,913

                                                  2,659,831

Containers and Packaging - 0.2%
      1,698    Ball Corp.                            62,385
      2,984    Bemis Co., Inc.                       73,705
      2,370    Pactiv Corp.*                         41,522
      2,355    Sealed Air Corp.*                    111,768
      1,604    Temple-Inland, Inc.                   65,523

                                                    354,903

Distributors - 0.1%
      2,613    Genuine Parts Co.                    112,098

Diversified Consumer Services - 0.2%
      2,958    Apollo Group, Inc. - Class A*        196,381
      6,318    H & R Block, Inc.                    151,506

                                                    347,887

Diversified Financial Services - 3.3%
      4,000    CIT Group, Inc.                      180,720
     93,638    Citigroup, Inc.                    4,262,402
     62,708    J.P. Morgan Chase & Co.            2,127,682
      4,648    Moody's Corp.                        237,420
      5,188    Principal Financial Group, Inc.      245,756

                                                  7,053,980

Diversified Telecommunication Services - 2.3%
     19,195    AT & T Corp.                         380,061
     32,063    BellSouth Corp.                      843,257
      2,122    CenturyTel, Inc.                      74,228
      4,221    Citizens Comm. Co.                    57,194
     32,677    Qwest Comm. Int'l., Inc.*            133,976
     67,153    SBC Comm., Inc.                    1,609,657
     53,236    Verizon Comm.                      1,740,285

                                                  4,838,658

Electric Utilities - 1.6%
      3,880    Allegheny Energy, Inc.*              119,194
      6,474    American Electric Power, Inc.        257,018
      3,156    CiNergy Corp.                        140,158
      6,073    Edison Int'l.                        287,131
      3,852    Entergy Corp.                        286,281
     14,956    Exelon Corp.                         799,249
      5,251    FirstEnergy Corp.                    273,682
      6,212    FPL Group, Inc.                      295,691
      1,550    Pinnacle West Capital Corp.           68,324
      5,616    PPL Corp.                            181,565
      4,078    Progress Energy, Inc.                182,490
     13,384    Southern Co.                         478,612

                                                  3,369,395

Electrical Equipment - 0.4%
      2,932    American Power Conversion Corp.       75,939
      1,394    Cooper Inds. Ltd. - Class A           96,381
      7,195    Emerson Electric Co.                 516,601
      3,531    Rockwell Automation, Inc.            186,790

                                                    875,711

Shares                                            Value
------------------------------------------------------------------
Electronic Equipment and Instruments - 0.3%
      9,869    Agilent Technologies, Inc.*     $    323,210
      2,956    Jabil Circuit, Inc.*                  91,399
      2,894    Molex, Inc.                           77,212
      9,102    Sanmina-SCI Corp.*                    39,048
     24,921    Solectron Corp.*                      97,441
      3,432    Symbol Technologies, Inc.             33,222
      1,335    Tektronix, Inc.                       33,682

                                                    695,214

Energy Equipment and Services - 1.6%
      7,888    B.J. Svcs. Co.                       283,889
      5,815    Baker Hughes, Inc.                   347,039
      9,595    Halliburton Co.                      657,449
      3,160    Nabors Inds., Inc.*                  226,983
      3,000    National-Oilwell Varco, Inc.*        197,400
      3,207    Noble Corp.                          219,551
      2,114    Rowan Cos., Inc.                      75,026
     10,779    Schlumberger Ltd.                    909,532
      6,670    Transocean, Inc.*                    408,938

                                                  3,325,807

Food and Staples Retailing - 2.4%
      6,087    Albertson's, Inc.                    156,131
      7,957    Costco Wholesale Corp.               342,867
     13,292    CVS Corp.                            385,601
     16,796    Kroger Co.*                          345,830
      7,770    Safeway, Inc.                        198,912
      2,000    Supervalu, Inc.                       62,240
     10,594    Sysco Corp.                          332,334
     53,782    Wal-Mart Stores, Inc.              2,356,727
     18,480    Walgreen Co.                         802,956

                                                  4,983,598

Food Products - 1.2%
     11,388    Archer-Daniels-Midland Co.           280,828
      7,064    Campbell Soup Co.                    210,154
      8,985    ConAgra Foods, Inc.                  222,379
      6,325    General Mills, Inc.                  304,865
      5,712    H.J. Heinz Co.                       208,717
      5,575    Hershey Co. (The)                    313,928
      6,792    Kellogg Co.                          313,315
      2,128    McCormick & Co., Inc.                 69,437
     12,896    Sara Lee Corp.                       244,379
      4,500    Tyson Foods, Inc. - Class A           81,225
      4,322    W.M. Wrigley Jr. Co.                 310,665

                                                  2,559,892

Gas Utilities - 0.0%
        938    NICOR, Inc.                           39,424
        605    Peoples Energy Corp.                  23,825

                                                     63,249

Health Care Equipment and Supplies - 2.0%
        806    Bausch & Lomb, Inc.                   65,028
     10,086    Baxter Int'l., Inc.                  402,129
      4,439    Becton Dickinson & Co., Inc.         232,737
      3,938    Biomet, Inc.                         136,688
     15,375    Boston Scientific Corp.*             359,314
      1,891    C.R. Bard, Inc.                      124,863

Shares                                            Value
------------------------------------------------------------------
      1,900    Fisher Scientific Int'l., Inc.* $    117,895
      6,515    Guidant Corp.                        448,818
      2,597    Hospira, Inc.*                       106,399
     20,640    Medtronic, Inc.                    1,106,717
        723    Millipore Corp.*                      45,469
      1,870    PerkinElmer, Inc.                     38,092
      6,290    St. Jude Medical, Inc.*              294,372
      8,212    Stryker Corp.                        405,919
      2,490    Thermo Electron Corp.*                76,941
      1,962    Waters Corp.*                         81,619
      4,170    Zimmer Hldgs., Inc.*                 287,271

                                                  4,330,271

Health Care Providers and Services - 2.8%
      5,246    Aetna, Inc.                          451,890
      2,113    AmerisourceBergen Corp.              163,335
      7,468    Cardinal Health, Inc.                473,770
      8,800    Caremark Rx, Inc.*                   439,384
      2,296    Cigna Corp.                          270,607
      2,100    Coventry Health Care, Inc.*          180,642
      2,438    Express Scripts, Inc.*               151,644
      8,330    HCA, Inc.                            399,174
      4,134    Health Management Assoc., Inc. - Cl   97,025
      3,135    Humana, Inc.*                        150,104
      4,244    IMS Health, Inc.                     106,821
      2,400    Laboratory Corp. of America   Hldgs  116,904
      1,471    Manor Care, Inc.                      56,501
      5,159    McKesson Corp.                       244,794
      5,134    Medco Health Solutions, Inc.*        281,497
      3,696    Quest Diagnostics, Inc.              186,796
      7,310    Tenet Healthcare Corp.*               82,091
     23,300    UnitedHealth Group, Inc.           1,309,460
     11,306    WellPoint, Inc.*                     857,221

                                                  6,019,660

Hotels, Restaurants and Leisure - 1.4%
     10,827    Carnival Corp.                       541,133
      2,562    Darden Restaurants, Inc.              77,808
      3,771    Harrah's Entertainment, Inc.         245,831
      5,624    Hilton Hotels Corp.                  125,528
      5,884    Int'l. Game Technology               158,868
      3,616    Marriott Int'l., Inc. - Class A      227,808
     21,961    McDonald's Corp.                     735,474
      6,582    Starbucks Corp.*                     329,758
      4,298    Starwood Hotels & Resorts Worldwide  245,717
      1,730    Wendy's Int'l., Inc.                  78,110
      5,173    Yum! Brands, Inc.                    250,425

                                                  3,016,460

Household Durables - 0.6%
      1,205    Black & Decker Corp.                  98,919
      2,442    Centex Corp.                         157,704
      5,000    D.R. Horton, Inc.                    181,100
      2,245    Fortune Brands, Inc.                 182,586
      1,490    KB Home                              109,068
      2,928    Leggett & Platt, Inc.                 59,146
      1,166    Maytag Corp.                          21,291

Shares                                            Value
------------------------------------------------------------------
      5,096    Newell Rubbermaid, Inc.         $    115,424
      4,860    Pulte Homes, Inc.                    208,591
        873    Snap-On, Inc.                         31,533
      1,281    Stanley Works                         59,797
      1,020    Whirlpool Corp.                       77,285

                                                  1,302,444

Household Products - 1.8%
      3,445    Clorox Co.                           191,335
      9,118    Colgate-Palmolive Co.                481,339
      8,429    Kimberly-Clark Corp.                 501,778
     44,790    Procter & Gamble Co.               2,663,214

                                                  3,837,666

Independent Power Producers and Energy Traders - 0.7%
     13,081    AES Corp.*                           214,921
     17,634    Calpine Corp.*                        45,672
      3,844    Constellation Energy Group, Inc.     236,790
     16,879    Duke Energy Corp.                    492,361
      5,523    Dynegy, Inc. - Class A*               26,013
      4,380    TXU Corp.                            494,414

                                                  1,510,171

Industrial Conglomerates - 4.1%
     13,794    3M Co.                             1,011,928
    191,151    General Electric Co.               6,436,054
      2,366    Textron, Inc.                        169,690
     34,978    Tyco Int'l. Ltd.                     974,137

                                                  8,591,809

Information Technology Services - 1.0%
      2,300    Affiliated Computer Svcs., Inc. - C  125,580
      9,913    Automatic Data Processing, Inc.      426,656
      3,266    Computer Sciences Corp.*             154,514
      2,590    Convergys Corp.*                      37,218
      8,214    Electronic Data Systems Corp.        184,322
     15,929    First Data Corp.                     637,160
      3,775    Fiserv, Inc.*                        173,159
      7,597    Paychex, Inc.                        281,697
      2,167    Sabre Hldgs. Corp. - Class A          43,947
      4,833    Unisys Corp.*                         32,091

                                                  2,096,344

Insurance - 4.4%
      4,624    ACE Ltd.                             217,652
      8,897    AFLAC, Inc.                          403,034
     11,699    Allstate Corp.                       646,838
      2,084    Ambac Financial Group, Inc.          150,173
     47,303    American Int'l. Group, Inc.        2,930,894
      5,608    Aon Corp.                            179,905
      3,268    Chubb Corp.                          292,649
      4,875    Cincinnati Financial Corp.           204,214
      5,690    Hartford Financial Svcs. Group, Inc  439,097
      4,110    Jefferson-Pilot Corp.                210,309
      2,755    Lincoln Nat'l. Corp.                 143,315
      3,221    Loews Corp.                          297,652
      9,751    Marsh & McLennan Cos., Inc.          296,333
      2,700    MBIA, Inc.                           163,674

Shares                                            Value
------------------------------------------------------------------
     13,572    MetLife, Inc.                   $    676,293
      3,556    Progressive Corp.                    372,562
      9,477    Prudential Financial, Inc.           640,266
      2,047    SAFECO Corp.                         109,269
     12,298    St. Paul Travelers Cos., Inc.        551,811
      1,782    Torchmark Corp.                       94,143
      9,310    UnumProvident Corp.                  190,855
      2,356    XL Capital Ltd. - Class A            160,279

                                                  9,371,217

Internet and Catalog Retail - 0.4%
     20,334    eBay, Inc.*                          837,761

Internet Software and Services - 0.4%
     24,076    Yahoo! Inc.*                         814,732

Leisure Equipment and Products - 0.1%
      1,348    Brunswick Corp.                       50,860
      4,363    Eastman Kodak Co.                    106,152
      2,589    Hasbro, Inc.                          50,874
      6,533    Mattel, Inc.                         108,970

                                                    316,856

Machinery - 1.4%
     12,694    Caterpillar, Inc.                    745,772
        618    Cummins, Inc.                         54,378
      5,066    Danaher Corp.                        272,703
      3,966    Deere & Co.                          242,719
      7,032    Dover Corp.                          286,835
      2,646    Eaton Corp.                          168,153
      5,704    Illinois Tool Works, Inc.            469,610
      5,794    Ingersoll-Rand Co. Ltd. - Class A    221,505
      1,371    ITT Inds., Inc.                      155,746
      1,251    Navistar Int'l. Corp.*                40,570
      3,049    PACCAR, Inc.                         206,997
      2,232    Pall Corp.                            61,380
      1,765    Parker-Hannifin Corp.                113,507

                                                  3,039,875

Media - 3.4%
      9,954    Clear Channel Comm., Inc.            327,387
     39,788    Comcast Corp. - Class A*           1,168,971
      1,257    Dow Jones & Co., Inc.                 48,005
      5,313    Gannett Co., Inc.                    365,694
      7,803    Interpublic Group Cos., Inc.*         90,827
      1,544    Knight-Ridder, Inc.                   90,602
      6,524    McGraw-Hill Cos., Inc.               313,413
        742    Meredith Corp.                        37,018
      3,273    New York Times Co. - Class A          97,372
     44,800    News Corp. - Class A                 698,432
      3,111    Omnicom Group, Inc.                  260,173
     80,524    Time Warner, Inc.                  1,458,289
      6,418    Tribune Co.                          217,506
      5,466    Univision Comm., Inc. - Class A*     145,013
     31,475    Viacom, Inc. - Class B             1,038,990
     37,816    Walt Disney Co.                      912,500

                                                  7,270,192

Metals and Mining - 0.7%
     16,825    Alcoa, Inc.                          410,866
      1,206    Allegheny Technologies, Inc.          37,362

Shares                                            Value
------------------------------------------------------------------
      3,191    Freeport-McMoran Copper & Gold, $    155,051
      8,404    Newmont Mining Corp.                 396,417
      2,961    Nucor Corp.                          174,669
      1,548    Phelps Dodge Corp.                   201,132
      2,788    United States Steel Corp.            118,072

                                                  1,493,569

Multiline Retail - 1.0%
      1,734    Big Lots, Inc.*                       19,057
      1,262    Dillards, Inc. - Class A              26,351
      6,584    Dollar General Corp.                 120,750
      2,592    Family Dollar Stores, Inc.            51,503
      4,697    Federated Department Stores, Inc.    314,088
      5,398    J.C. Penney Co., Inc.                255,973
      5,713    Kohl's Corp.*                        286,678
      4,040    Nordstrom, Inc.                      138,653
      1,811    Sears Hldgs. Corp.*                  225,325
     15,146    Target Corp.                         786,532

                                                  2,224,910

Multi-Utilities - 1.1%
      2,715    Ameren Corp.                         145,226
      4,548    CenterPoint Energy, Inc.              67,629
      7,452    CMS Energy Corp.*                    122,586
      3,764    Consolidated Edison, Inc.            182,742
      5,457    Dominion Resources, Inc.             470,066
      4,105    DTE Energy Co.                       188,255
      4,794    KeySpan Corp.                        176,323
      4,793    NiSource, Inc.                       116,230
      6,780    PG&E Corp.                           266,115
      3,884    Public Svc. Enterprise Group, Inc.   249,974
      3,894    Sempra Energy                        183,252
      2,588    TECO Energy, Inc.                     46,636
      5,953    Xcel Energy, Inc.                    116,738

                                                  2,331,772

Office Electronics - 0.1%
     13,191    Xerox Corp.*                         180,057

Oil, Gas and Consumable Fuels - 8.5%
      1,807    Amerada Hess Corp.                   248,462
      4,593    Anadarko Petroleum Corp.             439,780
      5,496    Apache Corp.                         413,409
      6,900    Burlington Resources, Inc.           561,108
     42,819    Chevron Corp.                      2,771,674
     26,558    ConocoPhillips                     1,856,670
      8,698    Devon Energy Corp.                   597,031
     10,590    El Paso Corp.                        147,201
      4,845    EOG Resources, Inc.                  362,890
    116,402    Exxon Mobil Corp.                  7,396,183
      3,023    Kerr-McGee Corp.                     293,564
      2,245    Kinder Morgan, Inc.                  215,879
      6,748    Marathon Oil Corp.                   465,140
      3,000    Murphy Oil Corp.                     149,610
      7,729    Occidental Petroleum Corp.           660,288
      2,532    Sunoco, Inc.                         198,002
      5,600    Valero Energy Corp.                  633,136
     10,715    Williams Cos., Inc.                  268,411

Shares                                            Value
------------------------------------------------------------------
      6,133    XTO Energy, Inc.                $    277,948

                                                  17,956,386

Paper and Forest Products - 0.4%
      4,327    Georgia-Pacific Corp.                147,378
      8,205    Int'l. Paper Co.                     244,509
      1,564    Louisiana-Pacific Corp.               43,307
      2,990    MeadWestvaco Corp.                    82,584
      5,010    Weyerhaeuser Co.                     344,437

                                                    862,215

Personal Products - 0.6%
      1,303    Alberto-Culver Co.                    58,309
      7,896    Avon Products, Inc.                  213,192
     17,408    Gillette Co.                       1,013,146

                                                  1,284,647

Pharmaceuticals - 6.5%
     28,789    Abbott Laboratories                1,220,654
      2,263    Allergan, Inc.                       207,336
     33,837    Bristol-Myers Squibb Corp.           814,118
     20,739    Eli Lilly & Co.                    1,109,951
      7,079    Forest Laboratories, Inc.*           275,869
     60,954    Johnson & Johnson                  3,857,169
      3,645    King Pharmaceuticals, Inc.*           56,060
     41,058    Merck & Co., Inc.                  1,117,188
      4,500    Mylan Laboratories, Inc.              86,670
    135,803    Pfizer, Inc.                       3,391,001
     25,720    Schering-Plough Corp.                541,406
      1,956    Watson Pharmaceuticals, Inc.*         71,609
     23,669    Wyeth                              1,095,165

                                                  13,844,196

Real Estate - 0.7%
      3,463    Apartment Investment & Management C  134,295
      3,300    Archstone-Smith Trust                131,571
      8,963    Equity Office Pptys. Trust           293,180
      5,321    Equity Residential                   201,400
      3,362    Plum Creek Timber Co., Inc.          127,453
      2,792    ProLogis                             123,714
      1,500    Public Storage, Inc.                 100,500
      4,402    Simon Ppty. Group, Inc.              326,276
      1,600    Vornado Realty Trust                 138,592

                                                  1,576,981

Road and Rail - 0.6%
      6,461    Burlington Northern Santa Fe         386,368
      3,184    CSX Corp.                            147,992
      6,829    Norfolk Southern Corp.               276,984
      5,442    Union Pacific Corp.                  390,192

                                                  1,201,536

Semiconductors and Semiconductor Equipment - 3.2%
      7,502    Advanced Micro Devices, Inc.*        189,050
      6,790    Altera Corp.*                        129,757
      6,027    Analog Devices, Inc.                 223,843
     29,509    Applied Materials, Inc.              500,473
      4,503    Applied Micro Circuits Corp.*         13,509
      5,096    Broadcom Corp. - Class A*            239,053

Shares                                            Value
------------------------------------------------------------------
      8,971    Freescale Semiconductor, Inc. - $    211,536
    112,153    Intel Corp.                        2,764,571
      3,328    KLA-Tencor Corp.                     162,273
      5,347    Linear Technology Corp.              200,994
      9,161    LSI Logic Corp.*                      90,236
      5,529    Maxim Integrated Products, Inc.      235,812
     10,828    Micron Technology, Inc.*             144,012
      6,658    National Semiconductor Corp.         175,105
      2,370    Novellus Systems, Inc.*               59,440
      3,287    NVIDIA Corp.*                        112,678
      3,328    PMC-Sierra, Inc.*                     29,320
      3,377    Teradyne, Inc.*                       55,721
     31,480    Texas Instruments, Inc.            1,067,172
      5,730    Xilinx, Inc.                         159,581

                                                  6,764,136

Software - 3.8%
      9,354    Adobe Systems, Inc.                  279,217
      4,116    Autodesk, Inc.                       191,147
      3,606    BMC Software, Inc.*                   76,087
      2,616    Citrix Systems, Inc.*                 65,766
      9,555    Computer Associates Int'l., Inc.     265,725
      5,622    Compuware Corp.*                      53,409
      6,400    Electronic Arts, Inc.*               364,096
      3,165    Intuit, Inc.*                        141,824
      3,257    Mercury Interactive Corp.*           128,977
    186,465    Microsoft Corp.                    4,797,744
      7,029    Novell, Inc.*                         52,366
     75,811    Oracle Corp.*                        939,298
      3,906    Parametric Technology Corp.*          27,225
      9,147    Siebel Systems, Inc.                  94,489
     21,273    Symantec Corp.*                      482,046

                                                  7,959,416

Specialty Retail - 2.2%
      4,700    AutoNation, Inc.*                     93,859
      1,474    AutoZone, Inc.*                      122,710
      5,064    Bed, Bath & Beyond, Inc.*            203,471
      8,740    Best Buy Co., Inc.                   380,452
      3,140    Circuit City Stores, Inc.             53,882
     40,030    Home Depot, Inc.                   1,526,744
      9,195    Limited Brands                       187,854
     13,284    Lowe's Cos., Inc.                    855,490
      6,624    Office Depot, Inc.*                  196,733
      2,141    OfficeMax, Inc.                       67,805
      2,565    RadioShack Corp.                      63,612
      2,251    Sherwin-Williams Co.                  99,202
     11,790    Staples, Inc.                        251,363
     14,914    The Gap, Inc.                        259,951
      2,179    Tiffany & Co.                         86,659
      8,072    TJX Cos., Inc.                       165,315

                                                  4,615,102

Textiles, Apparel and Luxury Goods - 0.4%
      6,400    Coach, Inc.*                         200,704
      1,927    Jones Apparel Group, Inc.             54,920
      1,595    Liz Claiborne, Inc.                   62,715
      4,408    NIKE, Inc. - Class B                 360,045

Shares                                            Value
------------------------------------------------------------------
        893    Reebok Int'l. Ltd.              $     50,517
      1,636    V.F. Corp.                            94,839

                                                    823,740

Thrifts and Mortgage Finance - 1.4%
     10,510    Countrywide Financial Corp.          346,620
     11,687    Federal Home Loan Mortgage Corp.     659,848
     17,913    Federal National Mortgage Assn.      802,861
      5,106    Golden West Financial Corp.          303,245
      1,536    MGIC Investment Corp.                 98,611
      9,300    Sovereign Bancorp, Inc.              204,972
     15,091    Washington Mutual, Inc.              591,869

                                                  3,008,026

Tobacco - 1.5%
     38,695    Altria Group, Inc.                 2,852,208
      2,339    Reynolds American, Inc.              194,184
      2,531    UST, Inc.                            105,948

                                                  3,152,340

Trading Companies and Distributors - 0.1%
      2,192    W.W. Grainger, Inc.                  137,921

Wireless Telecommunication Services - 0.8%
      6,702    ALLTEL Corp.                         436,367
     54,817    Sprint Nextel Corp.                1,303,548

                                                  1,739,915

           Total Common Stocks
(Cost $179,468,779)                               206,252,715

Principal
Amount                                            Value
------------------------------------------------------------------


U.S. Government Securities - 0.3%
U.S. Treasury Bills - 0.3%
               U.S. Treasury Bills
$300,000       3.392% due 12/15/2005(1)        $    297,880
     40,000    3.43% due 11/25/2005(1)               39,790
     50,000    3.44% due 11/25/2005(1)               49,737
    250,000    3.48% due 12/1/2005(1)               248,526

           Total U.S. Government Securities
(Cost $635,933)                                     635,933

Repurchase Agreement - 2.3%
$4,912,000     State Street Bank and Trust Co.
               repurchase agreement,
               dated 9/30/2005, maturity
               value $4,913,494 at
               3.65%, due 10/3/2005(2)
               (Cost $4,912,000)               $  4,912,000

Total Investments - 99.8%
(Cost $185,016,712)                               211,800,648
Cash, Receivables, and Other
Assets Less Liabilities - 0.2%                      325,374
Net Assets - 100%                              $  212,126,022


*  Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by $4,970,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $5,013,488.


Contracts  Type  Description            Expiration  Unrealized
                                                    Depreciation
-----------------------------------------------------------------
Purchased Futures Contracts
17          P    S & P 500 Index       Dec-05   $   -27,462
-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................   $     47,287,956
Gross unrealized depreciation ..................       (20,504,020)
                                                    --------------
Net unrealized appreciation.....................  $     26,783,936
                                                    ==============
-----------------------------------------------------------------

The Guardian VC Asset Allocation Fund

Schedule of Investments

September 30, 2005 (Unaudited)

Shares                                                          Value
-----------------------------------------------------------------------
Mutual Fund - 66.7%
Equity - 66.7%
 3,403,812        The Guardian VC 500 Index Fund*(1)
(Cost $30,833,872)                                   $  30,702,386

Principal
Amount                                                          Value
------------------------------------------------------------------------
U.S. Government Security - 1.8%
U.S. Treasury Bills - 1.8%
  $800,000        U.S. Treasury Bills
                  3.295% due 10/20/2005(2)
(Cost $798,609)                                      $     798,609

Repurchase Agreements - 31.5%
$7,000,000        Lehman Brothers
                  repurchase agreement,
                  dated 9/30/2005, maturity
                  value $7,002,100 at
                  3.60%, due 10/3/2005(3)            $   7,000,000
 7,503,000        State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2005, maturity
                  value $7,505,282 at
                  3.65%, due 10/3/2005(4)                7,503,000
          Total Repurchase Agreements
(Cost $14,503,000)                                      14,503,000

Total Investments - 100.0%
(Cost $46,135,481)                                      46,003,995
Cash, Receivables, and Other Assets
Less Liabilities - 0.0%                                     10,011
Net Assets - 100%                                    $  46,014,006


*  The Guardian VC 500 Index Fund  financials are included herein.
(1) Affiliated issuer, as defined in the 1940 Act, which includes issuers in which the Fund held 5% or more of the outstanding voting securities and investment company securities with a common Adviser.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) The repurchase agreement is fully collateralized by $7,170,000 in U.S. Government Agency 3.50%, due 11/28/2008, with a value of $7,035,000.
(4) The repurchase agreement is fully collateralized by $7,525,000 in U.S. Government Agency 5.55%, due 5/12/2015, with a value of $7,656,688.


                                                        Unrealized
Contracts Type    Description                Expiration Depreciation
----------------------------------------------------------------------
Purchased Future Contracts
 34        P       S & P 500 Index            12/2005  $  (64,448)
----------------------------------------------------------------------

----------------------------------------------------------------------
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $            0
Gross unrealized depreciation .................          (131,486)
                                                   --------------
Net unrealized depreciation ...................    $     (131,486)
                                                   ==============
----------------------------------------------------------------------
----------------------------------------------------------------------

Investment in Affiliates (1)

       A summary of GVCAAF transactions in affiliated securities during the three months ended September 30, 2005 is set forth below:

                     Balance of      Gross                 Balance of
                    Shares Held  Purchases       Gross    Shares Held
                    December 31,       and   Sales and  September 30,
    Name of Issuer         2004  Additions   Reductions          2005
--------------------    ----------------------------------------------
The Guardian VC 500
Index Fund             3,380,940    22,872        -       3,403,812

                                  Dividends Net Realized          Net
                          Value    Included   Gains from     Realized
                   September 30,In Dividend   Underlying         Gain
    Name of Issuer         2005      Income        Funds     on Sales
-----------------------    -------------------------------------------
The Guardian VC 500
Index Fund           30,702,386    $201,504          -              -


                     Balance of      Gross                 Balance of
                    Shares Held  Purchases       Gross    Shares Held
                    December 31,       and   Sales and  September 30,
    Name of Issuer         2004  Additions   Reductions          2005
--------------------    ----------------------------------------------
The Guardian Bond
Fund, Inc.               470,055    -          (470,055)       -

                                  Dividends Net Realized          Net
                          Value    Included   Gains from     Realized
                   September 30,In Dividend   Underlying         Gain
    Name of Issuer         2005      Income        Funds     on Sales
-----------------------    -------------------------------------------
The Guardian Bond
Fund, Inc.            -              -            -          (205,314)


----------------------------------------------------------------------
----------------------------------------------------------------------

The Guardian VC High Yield Bond Fund

 Schedule of Investments

September 30, 2005 (Unaudited)

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
Corporate Bonds - 87.2%
Aerospace and Defense - 2.0%
               Alliant Techsystems, Inc.
$   335,000    Sr. Sub. Nt.
               8.50% due 5/15/2011        B2/B    $  352,588
               Comm. & Power Inds., Inc.
    499,000    Sr. Sub. Nt.
               8.00% due 2/1/2012         B3/B-      508,980
               L-3 Comms. Corp.
    290,000    Sr. Sub. Nt.
               6.125% due 7/15/2013       Ba3/BB+    288,550
    150,000    Sr. Sub. Nt.+
               6.375% due 10/15/2015      Ba3/BB+    151,125

                                                    1,301,243

Automotive - 4.7%
               General Motors Acceptance Corp.
  2,015,000    Nt.
               6.75% due 12/1/2014        Ba1/BB    1,752,736
               Keystone Automotive Operations
    580,000    Sr. Sub. Nt.
               9.75% due 11/1/2013        B3/B-      577,100
               Tenneco Automotive, Inc.
    368,000    Sr. Nt.
               8.625% due 11/15/2014      B3/B-      370,760
               United Components, Inc.
    280,000    Sr. Sub. Nt.
               9.375% due 6/15/2013       B3/B       278,600

                                                    2,979,196

Building Materials - 2.0%
               Compression Polymers Hldg. Corp.
    450,000    Sr. Nt.+
               10.50% due 7/1/2013        B2/B-      417,375
               Norcraft Cos. Fin.
    375,000    Sr. Sub. Nt.
               9.00% due 11/1/2011        B3/B-      388,125
               Texas Inds., Inc.
    430,000    Sr. Nt.+
               7.25% due 7/15/2013        Ba3/BB-    447,200

                                                    1,252,700

Chemicals - 5.6%
               Equistar Chemicals LP
    845,000    Sr. Nt.
               10.125% due 9/1/2008       B2/BB-     908,375
               Huntsman Advanced Materials
    278,000    Sr. Sec. Nt.
               11.00% due 7/15/2010       Ba3/B      311,360
  Huntsman ICI Chemicals LLC
    300,000    Sr. Sub. Nt.
               10.125% due 7/1/2009       B3/B       308,625
               Huntsman Int'l. LLC
    167,000    Sr. Nt.
               9.875% due 3/1/2009        B2/B       176,394
               Koppers, Inc.
    437,000    Sr. Nt.
               9.875% due 10/15/2013      B2/B       482,885
               Lyondell Chemical Co.
    278,000    Sr. Sub. Nt.
               10.875% due 5/1/2009       B3/B       286,340

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
               Millennium America, Inc.
$   360,000    Sr. Nt.
               9.25% due 6/15/2008        B1/BB-  $  387,000
               Nell AF SARL
    525,000    Sr. Nt.+
               8.375% due 8/15/2015       B2/B-      513,187
               Rhodia S.A.
    150,000    Sr. Nt.
               10.25% due 6/1/2010        B3/CCC+    158,625

                                                    3,532,791

Construction Machinery - 2.3%
               Nationsrent, Inc.
    300,000    Sr. Sub. Nt.
               9.50% due 5/1/2015         Caa1/B-    312,000
               NMHG Hldg. Co.
     80,000    Sr. Nt.
               10.00% due 5/15/2009       B3/B+       85,600
               Terex Corp.
    155,000    Sr. Sub. Nt.
               9.25% due 7/15/2011        Caa1/B     166,625
    255,000    Sr. Sub. Nt. Ser. B
               10.375% due 4/1/2011       Caa1/B     272,850
               United Rentals NA, Inc.
    672,000    Sr. Sub. Nt.
               7.75% due 11/15/2013       Caa1/B+    648,480

                                                    1,485,555

Consumer Products - 2.3%
               Bombardier Recreational Products
    214,000    Sr. Sub. Nt.
               8.375% due 12/15/2013      B3/B-      224,165
               Elizabeth Arden, Inc.
    555,000    Sr. Sub. Nt.
               7.75% due 1/15/2014        B2/B-      564,713
               Jafra Cosmetics
    387,000    Sr. Sub. Nt.
               10.75% due 5/15/2011       B3/B-      429,570
               Riddell Bell Hldgs., Inc.
    252,000    Sr. Sub. Nt.
               8.375% due 10/1/2012       B3/B-      248,220

                                                    1,466,668

Electric - 13.3%
               Allegheny Energy Supply
  1,110,000    Nt.
               7.80% due 3/15/2011        Ba3/B     1,215,450
               Edison Mission Energy
    280,000    Sr. Nt.
               9.875% due 4/15/2011       B1/B+      331,800
               Mission Energy Hldg.
  1,395,000    Sr. Sec. Nt.
               13.50% due 7/15/2008       B2/CCC+   1,642,612
               Nevada Power Co.
    368,000    Mtg. Nt. Ser. L
               5.875% due 1/15/2015       Ba1/BB     362,721
               NRG Energy, Inc.
  1,010,054    Sr. Sec. Nt.
               8.00% due 12/15/2013       B1/B      1,075,708
               Sierra Pacific Resources
  1,120,000    Sr. Nt.
               8.625% due 3/15/2014       B1/B-     1,234,520
               Teco Energy, Inc.

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
$   145,000    Sr. Nt.+
               6.75% due 5/1/2015         Ba2/BB  $  151,888
    840,000    Nt.
               7.00% due 5/1/2012         Ba2/BB     886,200
               TXU Corp.
    725,000    Sr. Nt. Ser. P
               5.55% due 11/15/2014       Ba1/BB+    688,262
               UtiliCorp United, Inc.
    840,000    Sr. Nt.
               7.75% due 6/15/2011        B2/B-      884,100

                                                    8,473,261

Energy - 3.0%
               Chesapeake Energy Corp.
    228,000    Sr. Nt.
               6.375% due 6/15/2015       Ba2/BB     229,140
    294,000    Sr. Nt.
               6.625% due 1/15/2016       Ba2/BB-    297,675
               Dresser, Inc.
    333,000    Sr. Nt.
               9.375% due 4/15/2011       B2/B-      351,315
               Newpark Resources, Inc.
    300,000    Sr. Sub. Nt. Ser. B
               8.625% due 12/15/2007      B2/B       298,500
               Pride Int'l., Inc.
    168,000    Sr. Nt.
               7.375% due 7/15/2014       Ba2/BB-    182,490
               Western Oil Sands, Inc.
    222,000    Sr. Sec. Nt.
               8.375% due 5/1/2012        Ba2/BB+    255,022
               Whiting Petroleum Corp.
    300,000    Sr. Sub. Nt.+
               7.00% due 2/1/2014         B2/B-      304,125

                                                    1,918,267

Entertainment - 0.8%
               Intrawest Corp.
    504,000    Sr. Nt.
               7.50% due 10/15/2013       B1/B+      515,970

Environmental - 0.4%
               Allied Waste NA, Inc.
    250,000    Sr. Nt.
               7.875% due 4/15/2013       B2/BB-     255,000

Food and Beverage - 2.7%
               American Seafood Group LLC
    320,000    Sr. Sub. Nt.
               10.125% due 4/15/2010      B3/B-      342,400
               ASG Consolidated LLC
    420,000    Sr. Disc. Nt.(1)
               0% due 11/1/2011           Caa1/B-    321,300
               Del Monte Corp.
    441,000    Sr.Sub. Nt.+
               6.75% due 2/15/2015        B2/B       443,205
               Michael Foods, Inc.
    580,000    Sr. Sub. Nt.
               8.00% due 11/15/2013       B3/B-      592,325

                                                    1,699,230

Health Care - 6.5%
               Coventry Health Care, Inc.
    441,000    Sr. Nt.
               6.125% due 1/15/2015       Ba1/BBB-   452,025

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
               DaVita, Inc.
$   320,000    Sr. Sub. Nt.
               7.25% due 3/15/2015        B3/B    $  324,400
               Fisher Scientific Int'l., Inc.
    600,000    Sr. Sub. Nt.+
               6.125% due 7/1/2015        Ba3/BB+    601,500
               Fresenius Medical Care
    310,000    Capital Tr.
               7.875% due 6/15/2011       B1/BB-     333,250
               HCA, Inc.
    735,000    Sr. Nt.
               6.30% due 10/1/2012        Ba2/BB+    730,576
               Lifecare Hldgs., Inc.
    300,000    Sr. Sub. Nt.+
               9.25% due 8/15/2013        Caa1/CCC+  258,000
               Medical Device Mfg., Inc.
    280,000    Sr. Sub. Nt. Ser. B
               10.00% due 7/15/2012       Caa1/B-    303,800
               National Nephrology Assocs., Inc.
    368,000    Sr. Sub. Nt.+
               9.00% due 11/1/2011        B1/B       409,400
               Triad Hospitals, Inc.
    368,000    Sr. Sub. Nt.
               7.00% due 11/15/2013       B3/B+      372,600
               Vanguard Health Hldg. Co. II
    300,000    Sr. Sub. Nt.
               9.00% due 10/1/2014        Caa1/CCC+  319,500

                                                    4,105,051

Home Construction - 1.4%
               K. Hovnanian Enterprises, Inc.
    221,000    Sr. Sub. Nt.
               7.75% due 5/15/2013        Ba2/B+     225,144
               KB Home
    300,000    Sr. Nt.
               6.25% due 6/15/2015        Ba1/BB+    290,907
               Meritage Homes Corp.
    375,000    Sr. Nt.
               7.00% due 5/1/2014         Ba3/BB-    360,937

                                                     876,988

Industrial-Other - 0.8%
               Da Lite Screen Co., Inc.
    167,000    Sr. Nt.
               9.50% due 5/15/2011        B2/B-      176,185
               Williams Scotsman, Inc.
    300,000    Sr. Nt.+
               8.50% due 10/1/2015        B3/B       303,750

                                                     479,935

Lodging - 1.5%
               Host Marriott LP
    675,000    Sr. Nt. Ser. O
               6.375% due 3/15/2015       Ba3/B+     654,750
               John Q. Hammons Hotels, Inc.
        853    1st Mtg. Nt. Ser. B
               8.875% due 5/15/2012       B2/B           948
               Royal Caribbean Cruises Ltd.
    300,000    Sr. Nt.
               6.875% due 12/1/2013       Ba1/BB+    311,250

                                                     966,948

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
Media-Cable - 3.9%
               Charter Comm. Hldgs. II
$   912,000    Sr. Nt.
               10.25% due 9/15/2010       Caa1/CCC$  934,800
               Charter Comm. Operating LLC
    278,000    Sr. Nt.+
               8.00% due 4/30/2012        B2/B-      280,085
               CSC Hldgs., Inc.
    300,000    Sr. Nt. Ser. B
               7.625% due 4/1/2011        B1/BB-     294,750
    310,000    Debt.
               7.875% due 2/15/2018       B1/BB-     296,050
               Insight Comm., Inc.
    368,000    Sr. Disc. Nt.(1)
               0% due 2/15/2011           Caa1/CCC+  375,360
               Insight Midwest LP
    278,000    Sr. Nt.
               10.50% due 11/1/2010       B2/B       291,900

                                                    2,472,945

Media-NonCable - 5.1%
               Allbritton Comm. Co.
    125,000    Sr. Sub. Nt.
               7.75% due 12/15/2012       B3/B-      124,063
               Dex Media East LLC
    269,000    Sr. Sub. Nt.
               12.125% due 11/15/2012     B2/B       314,730
               DirecTV Hldgs. Fin.
    600,000    Sr. Nt.+
               6.375% due 6/15/2015       Ba2/BB-    595,500
    109,000    Sr. Nt.
               8.375% due 3/15/2013       Ba2/BB-    118,946
               EchoStar DBS Corp.
    530,000    Sr. Nt.
               6.375% due 10/1/2011       Ba3/BB-    525,362
    280,000    Sr. Nt.
               6.625% due 10/1/2014       Ba3/BB-    277,200
               Houghton Mifflin Co.
    382,000    Sr. Sub. Nt.
               9.875% due 2/1/2013        Caa1/B-    404,920
               R.H. Donnelley Fin. Corp. I
    285,000    Sr. Sub. Nt.+
               10.875% due 12/15/2012     B2/B+      319,913
               Radio One, Inc.
    596,000    Sr. Sub. Nt.+
               6.375% due 2/15/2013       B2/B       587,060

                                                    3,267,694

Metals and Mining - 2.0%
               Luscar Coal Ltd.
    154,000    Sr. Nt.
               9.75% due 10/15/2011       Ba3/BB     166,320
               Oregon Steel Mills, Inc.
    735,000    1st Mtg. Nt.
               10.00% due 7/15/2009       Ba3/B+     791,963
               Peabody Energy Corp.
    280,000    Sr. Nt. Ser. B
               6.875% due 3/15/2013       Ba3/BB-    292,600

                                                    1,250,883

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
Natural Gas-Pipelines - 5.8%
               Colorado Interstate Gas Co.
$   600,000    Sr. Nt.+
               5.95% due 3/15/2015        B1/B    $  581,962
               El Paso Natural Gas
    600,000    Sr. Nt. Ser. A
               7.625% due 8/1/2010        B1/B       623,864
               Holly Energy Partners LP
    295,000    Sr. Nt.+
               6.25% due 3/1/2015         Ba3/B+     292,050
               Northwest Pipeline Corp.
    126,000    Sr. Nt.
               8.125% due 3/1/2010        Ba2/B+     134,505
               Pacific Energy Partners, L.P.
    220,000    Sr. Nt.+
               6.25% due 9/15/2015        Ba2/BB-    220,550
               Southern Natural Gas Co.
    377,000    Nt.
               7.35% due 2/15/2031        B1/B       384,874
               Transcontinental Gas Pipeline Corp.
     75,000    Nt. Ser. B
               7.00% due 8/15/2011        Ba2/B+      79,688
               Williams Cos., Inc.
    975,000    Sr. Nt.
               7.75% due 6/15/2031        B1/B+     1,055,437
    267,000    Sr. Nt.
               8.125% due 3/15/2012       B1/B+      291,698

                                                    3,664,628

Non Sovereign - 1.2%
               Gazprom OAO
    600,000    Nt.+
               9.625% due 3/1/2013        NR/BB-     744,750

Noncaptive Consumer - 0.7%
               Dollar Financial Group, Inc.
    416,000    Sr. Nt.
               9.75% due 11/15/2011       B3/B       432,640

Packaging - 2.1%
               Ball Corp.
    298,000    Sr. Nt.
               6.875% due 12/15/2012      Ba2/BB     303,960
               Crown European Hldgs. S.A.
    202,000    Sr. Sec. Nt.
               9.50% due 3/1/2011         B1/B+      221,190
               Owens-Brockway Glass Container
    306,000    Sr. Sec. Nt.
               7.75% due 5/15/2011        B1/BB-     318,240
    282,000    Sr. Sec. Nt.
               8.875% due 2/15/2009       B1/BB-     296,100
               Silgan Hldgs., Inc.
    222,000    Sr. Sub. Nt.
               6.75% due 11/15/2013       B1/B+      222,555

                                                    1,362,045

Paper and Forest Products - 2.2%
               Georgia-Pacific Corp.
    441,000    Sr. Nt.
               9.375% due 2/1/2013        Ba1/BB+    491,715
               Graphic Packaging Int'l., Inc.
    389,000    Sr. Sub. Nt.
               9.50% due 8/15/2013        B3/B-      365,660

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
               Jefferson Smurfit Corp.
$   375,000    Sr. Nt.
               7.50% due 6/1/2013         B2/B    $  337,500
               Millar Western Forest
    222,000    Sr. Nt.
               7.75% due 11/15/2013       B2/B+      189,255

                                                    1,384,130

Pharmaceuticals - 0.0%
               AmerisourceBergen Corp.
        853    Sr. Nt.
               7.25% due 11/15/2012       Ba2/BB+        987

Retailers - 2.1%
               J.C. Penney Co., Inc.
  1,176,000    Debt.
               7.95% due 4/1/2017         Ba1/BB+   1,364,160

Technology - 2.6%
               Flextronics Int'l Ltd.
    435,000    Sr. Sub. Nt.
               6.25% due 11/15/2014       Ba2/BB-    432,825
               Iron Mountain, Inc.
    750,000    Sr. Sub. Nt.
               8.625% due 4/1/2013        Caa1/B     785,625
               Magnachip Semiconductor
    450,000    Sr. Sec. Nt.
               6.875% due 12/15/2011      Ba3/B+     432,000

                                                    1,650,450

Textile - 0.7%
               Oxford Inds., Inc.
    200,000    Sr. Nt.
               8.875% due 6/1/2011        B2/B       208,000
               Russell Corp.
    205,000    Sr. Nt.
               9.25% due 5/1/2010         B2/B       207,050

                                                     415,050

Transportation - 0.7%
               OMI Corp.
    450,000    Sr. Nt.
               7.625% due 12/1/2013       B1/B+      465,750

Wireless Communications - 5.3%
               Centennial Cell Comm. Corp.
    500,000    Sr. Nt.
               10.125% due 6/15/2013      B3/CCC     562,500
               Inmarsat Fin. PLC
    222,000    Sr. Nt.
               7.625% due 6/30/2012       B1/B       228,660
               Nextel Comm., Inc.
  1,500,000    Sr. Nt. Ser. D
               7.375% due 8/1/2015        Baa2/A-   1,605,849
               Nextel Partners, Inc.
    260,000    Sr. Nt.
               8.125% due 7/1/2011        Ba3/BB-    280,800
               Rogers Wireless, Inc.
    420,000    Sr. Sub. Nt.
               8.00% due 12/15/2012       B2/B+      443,625
               Ubiquitel Operating Co.
    222,000    Sr. Nt.
               9.875% due 3/1/2011        Caa1/CCC   246,420

                                                    3,367,854

                                          Rating
  Principal                               Moody's/
  Amount                                  S&P*      Value
------------------------------------------------------------------
Wireline Communications - 3.5%
               Citizens Comm. Co.
$   300,000    Sr. Nt.
               9.25% due 5/15/2011        Ba3/BB+ $  329,250
               MCI, Inc.
    285,000    Sr. Nt.(2)
               7.688% due 5/1/2009        B2/B+      295,687
               Qwest Corp.
    375,000    Sr. Nt.+
               7.625% due 6/15/2015       Ba3/BB-    382,969
    840,000    Sr. Nt.
               7.875% due 9/1/2011        Ba3/BB-    875,700
               U.S. West Comm.
    336,000    Debt.
               8.875% due 6/1/2031        Ba3/BB-    339,360

                                                    2,222,966

  Total Corporate Bonds
(Cost $54,529,594)                                  55,375,735

Sovereign Debt Security - 1.5%
  Federative Republic of Brazil
$   837,000    Nt.
               9.25% due 10/22/2010
(Cost $859,647)                           B1/BB-  $  940,788

Indexed Security - 3.8%
  Targeted Return Index Secs. Tr.
$ 2,363,419    Ser. HY-2005-1+(2)
               7.408% due 6/15/2015       B1/BB-
(Cost $2,439,649)                                 $ 2,407,733


  Shares                                            Value
------------------------------------------------------------------
Warrant - 0.0%
        170    XM Satellite Radio, Inc.
               exp. 3/15/2010
(Cost $34,340)                                    $   11,390


  Principal
  Amount                                            Value
------------------------------------------------------------------
Repurchase Agreement - 6.1%
$ 3,892,000    State Street Bank and Trust Co.
               repurchase agreement,
               dated 09/30/2005, maturity
               value $3,893,184 at
               3.65%, due 10/3/2005(3)
               (Cost $3,892,000)                  $ 3,892,000

Total Investments - 98.6%
(Cost $61,755,230)                                  62,627,646
Cash, Receivables, and Other Assets
Less Liabilities - 1.4%                              901,983
Net Assets - 100%                                 $ 63,529,629


*  Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/05, the aggregate market value of these securities amounted to $10,413,327 representing 16.4% of net assets.
(1)  Step-up bond.
(2) Floating rate note. The rate shown is the rate in effect at 9/30/05.
(3) The repurchase agreement is fully collateralized by $3,985,000 in U.S. Government Agency 0.00%, due 10/26/2005, with a value of $3,973,045.

-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $      1,603,040
Gross unrealized depreciation .................         (730,624)
                                                   --------------
Net unrealized appreciation ................... $        872,416
                                                  ==============
-----------------------------------------------------------------

The Guardian VC Low Duration Bond Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


   Principal
   Amount                                               Value
------------------------------------------------------------------
Asset Backed Securities - 23.4%
$     265,000   Ameriquest Mtg. Secs., Inc.
                2003-5 A6
                4.541% due 4/25/2033                 $      262,430
      430,000   Capital Auto Receivables Asset Tr.
                2005-1 A4
                4.05% due 7/15/2009                         426,657
      260,000   Carmax Auto Owner Tr.
                2005-1 A4
                4.35% due 3/15/2010                         258,332
      218,000   Caterpillar Financial Asset Tr.
                2004-A A3
                3.13% due 1/26/2009                         215,297
      125,000   Chase Manhattan Auto Owner Tr.
                2003-A A4
                2.06% due 12/15/2009                        121,462
      275,000   Countrywide Asset-Backed Certificates
                2004-S1 A2
                3.872% due 3/25/2020                        270,537
      435,000   Ford Credit Auto Owner Tr.
                2005-B A4
                4.38% due 1/15/2010                         432,847
      410,000   Harley-Davidson Motorcycle Tr.
                2004-1 A2
                2.53% due 11/15/2011                        397,327
      260,000   MBNA Credit Card Master Nt. Tr.
                2005-A7 A7
                4.30% due 2/15/2011                         258,375
      158,000   Navistar Financial Corp. Owner Tr.
                2004-A A3
                2.01% due 8/15/2008                         155,558
      410,000   New Century Home Equity Loan Tr.
                2004-4 A4
                4.11% due 2/25/2035(1)                      410,898
      255,000   Nissan Auto Receivables Owner Tr.
                2003-B A4
                2.05% due 3/16/2009                         248,419
      100,000   PP&L Transition Bond Co. LLC
                1999-1 A7
                7.05% due 6/25/2009                         102,636
      390,000   Renaissance Home Equity Loan Tr.
                2005-2 AF3
                4.499% due 8/25/2035(1)                     385,412
                Residential Asset Mtg. Prods., Inc.
       74,349   2003-RZ3 A3
                2.14% due 2/25/2030                          74,113
      390,000   2003-RZ4 A5
                4.66% due 2/25/2032                         385,863


   Principal
   Amount                                               Value
------------------------------------------------------------------
$     240,000   Residential Asset Secs. Corp.
                2003-KS2 AI5
                5.01% due 4/25/2033                  $      238,881
      185,000   Residential Funding Mtg. Secs.
                2003-HS3 AI2
                3.15% due 7/25/2018                         182,255
      122,596   SLMA Student Loan Tr.
                2002-5 A4L
                4.02% due 9/17/2018(1)                      123,107
      355,000   Volkswagen Auto Lease Tr.
                2005-A A2
                3.52% due 4/20/2007                         353,592
      350,000   Volkswagon Auto Lease Tr.
                2004-A A4A
                3.09% due 8/20/2010                         343,402
      255,000   WFS Financial Owner Tr.
                2003-3 A4
                3.25% due 5/20/2011                         251,093
      413,000   World Omni Auto Receivables Tr.
                2005-A A4
                3.82% due 11/12/2011                        404,743

   Total Asset Backed Securities
(Cost $6,356,542)                                         6,303,236

Collateralized Mortgage Obligations - 12.4%
$     211,441   Countrywide Alternative Loan Tr.
                2005-14 1A1
                3.30% due 5/25/2035(1)               $      207,562
      179,603   Countrywide Home Loans
                2002-19 1A1
                6.25% due 11/25/2032                        180,708
                FHLMC
      315,000   2598 QC
                4.50% due 6/15/2027                         312,219
      259,495   1534 Z
                5.00% due 6/15/2023                         254,688
      101,986   2744 VC
                5.50% due 4/15/2011                         103,822
      260,000   2500 TD
                5.50% due 2/15/2016                         262,422
      120,313   20 H
                5.50% due 10/25/2023                        121,448
      253,000   2686 JG
                5.50% due 4/15/2028                         252,930
      164,079   1650 J
                6.50% due 6/15/2023                         166,785
                FNMA
      317,937   2003-24 PU
                3.50% due 11/25/2015                        309,941
      260,000   2005-39 CL
                5.00% due 12/25/2021                        259,869
      150,000   2005-22 HK
                5.00% due 11/25/2023                        150,408
      307,000   2003-13 ME
                5.00% due 2/25/2026                         307,425
       68,121   2002-55 PC
                5.50% due 4/25/2026                          68,226


   Principal
   Amount                                               Value
------------------------------------------------------------------
$      69,528   2001-51 PH
                6.00% due 8/25/2030                  $       70,334
       29,431   GNMA
                2002-93 NV
                4.75% due 2/20/2032                          29,160
       11,382   Prudential Home Mtg. Secs.
                1993-60 A3
                6.75% due 12/25/2023                         11,353
      260,000   Washington Mutual
                2003-AR10 A4
                4.071% due 10/25/2033(1)                    257,403

   Total Collateralized Mortgage Obligations
(Cost $3,374,272)                                         3,326,703

Commercial Mortgage Backed Securities - 10.4%
                Chase Comm'l. Mtg. Secs. Corp.
$     455,000   1998-2 A2
                6.39% due 11/18/2030                 $      475,314
      430,000   1997-1 C
                7.37% due 6/19/2029                         445,669
      119,229   GMAC Comm'l. Mtg. Sec., Inc.
                1997-C1 A3
                6.869% due 7/15/2029                        122,836
      110,000   GMAC Comm'l. Mtg. Secs., Inc.
                1999-C2 A2
                6.945% due 9/15/2033                        117,205
      192,102   Greenwich Capital Comm'l. Funding Corp.
                2004-GG1 A2
                3.835% due 6/10/2036                        189,135
      250,000   J.P. Morgan Comm'l. Mtg. Fin. Corp.
                1997-C5 B
                7.159% due 9/15/2029                        259,905
      123,376   LB UBS Comm'l. Mtg. Tr.
                2001-C3 A1
                6.058% due 6/15/2020                        126,733
        1,812   Midland Realty Acceptance Corp.
                1996-C1 C
                7.857% due 8/25/2028(1)                       1,807
                Morgan Stanley Capital I
        4,345   1999-WF1 A1
                5.91% due 11/15/2031                          4,359
      260,000   1999-RM1 E
                7.21% due 12/15/2031(1)                     276,774
      352,608   Mtg. Capital Funding, Inc.
                1998-MC3 A2
                6.337% due 11/18/2031                       363,802
      396,000   Salomon Brothers Mtg. Secs. VII, Inc.
                2001-C2 A2
                6.168% due 2/13/2010                        409,734

   Total Commercial Mortgage Backed Securities
(Cost $2,842,837)                                         2,793,273



   Principal
   Amount                                               Value
------------------------------------------------------------------
Corporate Bonds - 26.4%
Aerospace and Defense - 0.4%
$      96,000   Raytheon Co.
                4.50% due 11/15/2007                 $       95,448

Automotive - 2.6%
      300,000   Daimler Chrysler NA Hldg.
                4.75% due 1/15/2008                         298,420
      200,000   Ford Motor Credit Co.
                6.875% due 2/1/2006                         200,818
      200,000   General Motors Acceptance Corp.
                6.125% due 9/15/2006                        200,635
                                                        -----------
                                                            699,873

Chemicals - 0.7%
      200,000   Praxair, Inc.
                4.75% due 7/15/2007                         200,660

Construction Machinery - 1.8%
   Caterpillar Financial Svcs.
      200,000   2.625% due 1/30/2007                        195,208
      200,000   3.10% due 5/15/2007                         195,676
      100,000   John Deere Capital Corp.
                3.625% due 5/25/2007                         98,523
                                                        -----------
                                                            489,407

Consumer Products - 0.7%
      200,000   Fortune Brands, Inc.
                2.875% due 12/1/2006                        195,805

Energy - 1.7%
      150,000   Devon Energy Corp.
                2.75% due 8/1/2006                          147,519
      200,000   Occidental Petroleum Corp.
                4.00% due 11/30/2007                        196,568
      111,750   RAS Laffan Liquefied Natural Gas
                3.437% due 9/15/2009+                       108,075
                                                        -----------
                                                            452,162

Entertainment - 1.0%
      275,000   AOL Time Warner, Inc.
                6.15% due 5/1/2007                          281,068

Finance Companies - 5.4%
      150,000   American General Fin. Corp.
                5.875% due 12/15/2005                       150,492
                Capital One Bank
      200,000   4.25% due 12/1/2008                         196,405
      325,000   6.875% due 2/1/2006                         327,546
      300,000   General Electric Capital Corp.
                3.50% due 8/15/2007                         294,795
      275,000   MBNA America Bank NA
                6.50% due 6/20/2006                         278,931
      200,000   Textron Financial Corp.
                2.75% due 6/1/2006                          198,010
                                                        -----------
                                                          1,446,179


   Principal
   Amount                                               Value
------------------------------------------------------------------
Financial - 0.6%
$     150,000   Lehman Brothers Hldgs., Inc.
                6.25% due 5/15/2006                  $      151,607

Lodging - 0.6%
      150,000   Marriott Int'l., Inc.
                6.875% due 11/15/2005                       150,439

Media-Cable - 1.3%
      200,000   Comcast Cable Comm.
                6.375% due 1/30/2006                        201,309
      150,000   Cox Comm., Inc.
                7.75% due 8/15/2006                         153,805
                                                        -----------
                                                            355,114

Metals and Mining - 1.4%
      350,000   Steel Dynamics, Inc.
                9.50% due 3/15/2009                         371,875

Natural Gas-Pipelines - 1.9%
      275,000   Enterprise Prod. Operating LP
                4.00% due 10/15/2007                        269,501
      250,000   Sempra Energy
                4.621% due 5/17/2007                        249,477
                                                        -----------
                                                            518,978

Railroads - 0.6%
      150,000   Union Pacific Corp.
                6.40% due 2/1/2006                          150,879

Real Estate Investment Trust - 1.1%
      155,000   Avalon Bay Communities, Inc.
                6.80% due 7/15/2006                         157,582
      150,000   Simon Ppty. Group LP
                6.875% due 10/27/2005                       150,246
                                                        -----------
                                                            307,828

Services - 1.0%
      275,000   Cendant Corp.
                6.875% due 8/15/2006                        280,110

Utilities-Electric and Water - 2.1%
      150,000   Nisource Fin. Corp.
                7.625% due 11/15/2005                       150,551
      250,000   PSEG Power LLC
                6.875% due 4/15/2006                        252,986
      150,000   Southern California Edison Co.
                6.375% due 1/15/2006                        150,815

                                                            554,352

Wireline Communications - 1.5%
      150,000   France Telecom
                7.20% due 3/1/2006(1)                       151,740
      250,000   Sprint Capital Corp.
                6.00% due 1/15/2007                         254,166
                                                        -----------
                                                            405,906

   Total Corporate Bonds
(Cost $7,206,848)                                         7,107,690



   Principal
   Amount                                               Value
------------------------------------------------------------------
U.S. Government Securities - 24.9%
U.S. Government Agency Securities - 7.5%
                FHLMC
$     415,000   3.15% due 12/16/2008                 $      398,967
      290,000   3.625% due 2/15/2008                        285,148
      400,000   4.00% due 8/17/2007                         397,582
      434,000   5.125% due 11/7/2013                        434,355
      500,000   FNMA
                3.125% due 12/15/2007                       486,497
                                                        -----------
                                                          2,002,549

U.S. Treasury Notes - 17.4%
                U.S. Treasury Notes
      215,000   2.625% due 5/15/2008                        206,753
    1,245,000   3.125% due 5/15/2007                      1,224,575
      965,000   3.375% due 2/15/2008                        947,585
      115,000   3.75% due 5/15/2008                         113,769
      237,000   3.875% due 5/15/2010                        233,565
      525,000   4.00% due 8/31/2007                         523,216
    1,440,000   4.125% due 8/15/2008                      1,437,863
                                                        -----------
                                                          4,687,326

   Total U.S. Government Securities
(Cost $6,739,496)                                         6,689,875

Repurchase Agreement - 1.9%
$516,000        State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $516,157 at
                3.65%, due 10/3/2005(2)
                (Cost $516,000)                      $      516,000

Total Investments - 99.4%
(Cost $27,035,995)                                       26,736,777
Cash, Receivables, and Other Assets                         161,325
Less Liabilities - 0.6%
Net Assets - 100%                                    $   26,898,102


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At September 30, 2005, the aggregate market value of these securities amounted to $108,075 representing 0.4% of net assets.

(1) Floating rate note. The rate shown is the rate in effect at September 30, 2005.
(2) The repurchase agreement is fully collateralized by $525,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $529,594.

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

-----------------------------------------------------------------

Gross unrealized appreciation ................  $        3,081
Gross unrealized depreciation ................        (302,299)
                                                   -----------
Net unrealized depreciation ................ $        (299,218)
                                                 ==============
-----------------------------------------------------------------

The Guardian UBS VC Large Cap Value Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                               Value
------------------------------------------------------------------
Common Stocks - 97.4%
Aerospace and Defense - 3.0%
      16,700      Lockheed Martin Corp.          $   1,019,368
      11,900      Northrop Grumman Corp.               646,765

                                                     1,666,133

Air Freight and Logistics - 1.5%
       9,800      FedEx Corp.                          853,874

Auto Components - 2.5%
       8,900      BorgWarner, Inc.                     502,494
      14,600      Johnson Controls, Inc.               905,930

                                                     1,408,424

Biotechnology - 1.0%
      11,600      Cephalon, Inc.*                      538,472

Building Products - 1.7%
      30,500      Masco Corp.                          935,740

Capital Markets - 6.9%
      39,200      Mellon Financial Corp.             1,253,224
      35,100      Morgan Stanley                     1,893,294
      14,100      Northern Trust Corp.                 712,755

                                                     3,859,273

Commercial Banks - 9.1%
      21,658      Bank of America Corp.                911,802
      29,000      Fifth Third Bancorp                1,065,170
      17,700      PNC Financial Svcs. Group          1,026,954
      35,300      Wells Fargo & Co.                  2,067,521

                                                     5,071,447

Commercial Services and Supplies - 0.8%
      20,500      Cendant Corp.                        423,120

Computers and Peripherals - 1.2%
      23,100      Hewlett Packard Co.                  674,520

Diversified Financial Services - 9.2%
      72,000      Citigroup, Inc.                    3,277,440
      55,000      J.P. Morgan Chase & Co.            1,866,150

                                                     5,143,590

Diversified Telecommunication Services - 1.8%
      42,800      SBC Comm., Inc.                    1,025,916

Electric Utilities - 8.1%
      29,300      American Electric Power, Inc.      1,163,210
      27,000      Exelon Corp.                       1,442,880
      25,600      FirstEnergy Corp.                  1,334,272
      23,300      Pepco Hldgs., Inc.                   542,191

                                                     4,482,553

Energy Equipment and Services - 0.7%
       6,300      Baker Hughes, Inc.                   375,984

Food and Staples Retailing - 3.5%
      25,900      Costco Wholesale Corp.             1,116,031
      39,500      Kroger Co.*                          813,305

                                                     1,929,336

Health Care Providers and Services - 4.8%
       3,200      Caremark Rx, Inc.*                   159,776
      15,000      Medco Health Solutions, Inc.*        822,450



Shares                                               Value
------------------------------------------------------------------
      29,600      UnitedHealth Group, Inc.       $   1,663,520

                                                     2,645,746

Household Products - 1.0%
       9,100      Kimberly-Clark Corp.                 541,723

Information Technology Services - 1.1%
      24,700      Accenture Ltd. - Class A*            628,862

Insurance - 4.1%
      21,400      American Int'l. Group, Inc.        1,325,944
      12,200      Hartford Financial Svcs. Group, Inc  941,474

                                                     2,267,418

Internet and Catalog Retail - 1.6%
      33,600      Expedia, Inc.*                       665,616
       9,600      IAC/ InterActiveCorp*                243,360

                                                       908,976

Machinery - 2.1%
      14,000      Illinois Tool Works, Inc.          1,152,620

Media - 6.8%
      18,200      Clear Channel Comm., Inc.            598,598
      12,300      Omnicom Group, Inc.                1,028,649
      21,500      The DIRECTV Group, Inc.*             322,070
      67,900      Time Warner, Inc.                  1,229,669
      22,500      Univision Comm., Inc. - Class A*     596,925

                                                     3,775,911

Multi-Utilities - 1.6%
      11,300      NiSource, Inc.                       274,025
      12,600      Sempra Energy                        592,956

                                                       866,981

Oil, Gas and Consumable Fuels - 9.1%
      46,500      Exxon Mobil Corp.                  2,954,610
      30,800      Marathon Oil Corp.                 2,123,044

                                                     5,077,654

Pharmaceuticals - 5.0%
      22,000      Bristol-Myers Squibb Corp.           529,320
      18,100      Johnson & Johnson                  1,145,368
      24,000      Wyeth                              1,110,480

                                                     2,785,168

Road and Rail - 1.8%
      16,900      Burlington Northern Santa Fe       1,010,620

Software - 1.9%
      40,100      Microsoft Corp.                    1,031,773

Thrifts and Mortgage Finance - 2.4%
      23,500      Federal Home Loan Mortgage Corp.   1,326,810

Wireless Telecommunication Services - 3.1%
      72,374      Sprint Nextel Corp.                1,721,054

            Total Common Stocks
(Cost $42,148,353)                                   54,129,698



Shares                                               Value
------------------------------------------------------------------
Exchange-Traded Fund - 1.7%
     $7,600       S&P Depositary Receipts Trust Series I
                  exp. 12/31/2099
(Cost $921,987)                                  $     935,104

Principal
Amount                                               Value
------------------------------------------------------------------
Repurchase Agreement - 1.4%
$757,000          State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2005, maturity
                  value $757,230 at
                  3.65%, due 10/3/2005(1)
                  (Cost $757,000)                $     757,000

Total Investments - 100.5%
(Cost $43,827,340)                                   55,821,802
Liablities in Excess of Cash, Receivables
and Other Assets - (0.5)%                             -252,678
Net Assets - 100%                                $   55,569,124


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $800,000 in U.S. Government Agency 3.25%, due 2/15/2009, with a value of $773,875.

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

-----------------------------------------------------------------

Gross unrealized appreciation ................. $     12,446,106
Gross unrealized depreciation .................         (451,644)
                                                  --------------
Net unrealized appreciation ..................  $     11,994,462
                                                  ==============
-----------------------------------------------------------------

The Guardian UBS VC Small Cap Value Fund

Schedule of Investments

September 30, 2005 (Unaudited)

Shares                                                Value
------------------------------------------------------------------
Common Stocks - 97.1%
Aerospace and Defense - 3.7%
  12,400        Esterline Technologies Corp.*       $  469,836
  11,100        Triumph Group, Inc.*                   412,587

                                                       882,423

Airlines - 2.0%
  28,500        AMR Corp.*                             318,630
  26,900        Pinnacle Airlines Corp.*               174,850

                                                       493,480

Auto Components - 1.8%
  19,000        American Axle & Mfg. Hldgs., Inc.      438,520

Biotechnology - 1.0%
  13,900        Alkermes, Inc.*                        233,520

Building Products - 2.7%
   8,000        American Woodmark Corp.                268,800
   4,100        Apogee Enterprises, Inc.                70,110
  12,700        Trex, Inc.*                            304,800

                                                       643,710

Capital Markets - 5.8%
  27,100        Apollo Investment Corp.                536,580
   9,600        Lazard Ltd.                            242,880

                                                       779,460

Chemicals - 2.1%
   9,500        Airgas, Inc.                           281,485
   5,000        Lubrizol Corp.                         216,650

                                                       498,135

Commercial Banks - 5.2%
  11,100        Boston Private Financial Hldgs., Inc.  294,594
  14,000        Colonial BancGroup, Inc.               313,600
   4,400        Cullen/Frost Bankers, Inc.             217,096
  11,900        South Financial Group, Inc.            319,396
   3,300        Trustmark Corp.                         91,905

                                                      1,236,591

Commercial Services and Supplies - 3.7%
  24,200        Coinstar, Inc.*                        447,942
  15,600        McGrath Rentcorp                       441,948

                                                       889,890

Communications Equipment - 3.1%
  10,700        Harris Corp.                           447,260
   9,300        Plantronics, Inc.                      286,533

                                                       733,793

Containers and Packaging - 1.1%
  24,200        Caraustar Inds., Inc.*                 265,716

Diversified Consumer Services - 1.3%
  13,400        Jackson Hewitt Tax Svc., Inc.          320,394

Diversified Telecommunication Services - 0.6%
   4,300        Neustar, Inc.*                         137,557

Electric Utilities - 1.7%
  14,400        Hawaiian Electric Inds., Inc.          401,472

Shares                                                Value
------------------------------------------------------------------
Electrical Equipment - 3.4%
  19,200        Regal-Beloit Corp.                  $  622,848
  15,100        Ultralife Batteries, Inc.*             195,092

                                                       817,940

Electronic Equipment and Instruments - 1.8%
  20,900        Newport Corp.*                         291,137
   4,900        Park Electrochemical Corp.             130,585

                                                       421,722

Energy Equipment and Services - 3.5%
  10,400        Oceaneering Int'l., Inc.*              555,464
   7,700        Offshore Logistics, Inc.*              284,900

                                                       840,364

Food Products - 1.2%
  14,600        Hain Celestial Group, Inc.*            283,240

Gas Utilities - 3.7%
   9,300        AGL Resources, Inc.                    345,123
  14,000        Equitable Resources, Inc.              546,840

                                                       891,963

Health Care Equipment and Supplies - 4.2%
  28,200        Candela Corp.*                         276,924
   4,700        Cooper Cos., Inc.                      360,067
   3,000        Diagnostic Prods. Corp.                158,190
   2,000        Dionex Corp.*                          108,500
   1,800        Mentor Corp.                            99,018

                                                      1,002,699

Health Care Providers and Services - 3.8%
   5,600        LifePoint Hospitals, Inc.*             244,888
  10,700        Molina Healthcare, Inc.*               267,393
  23,200        Odyssey Healthcare, Inc.*              393,704

                                                       905,985

Household Durables - 5.3%
   9,600        Comstock Homebuilding Cos., Inc.*      191,232
  10,500        Department 56, Inc.*                   131,250
   6,300        Ryland Group, Inc.                     431,046
   7,400        Snap-On, Inc.                          267,288
  10,400        The Yankee Candle Co., Inc.            254,800

                                                      1,275,616

Information Technology Services - 1.1%
  20,700        Bearingpoint, Inc.*                    157,113
  12,500        SM&A*                                  110,125

                                                       267,238

Insurance - 3.2%
   7,500        AmerUs Group Co.                       430,275
  13,400        National Financial Partners Corp.      604,876
  26,500        Seabright Insurance Hldgs.*            342,910

                                                      1,378,061

Internet Software and Services - 1.3%
  14,400        iVillage, Inc.*                        104,544
  46,800        Tumbleweed Comm. Corp.*                198,900

                                                       303,444

Shares                                                Value
------------------------------------------------------------------
Leisure Equipment and Products - 1.0%
   4,900        Polaris Inds., Inc.                 $  242,795

Machinery - 3.3%
  11,500        Gardner Denver, Inc.*                  512,900
   4,100        Harsco Corp.                           268,837

                                                       781,737

Media - 4.2%
  10,200        ADVO, Inc.                             319,158
  19,700        Radio One, Inc.*                       259,055
  13,700        Saga Comm., Inc.*                      182,210
  27,000        Sinclair Broadcast Group, Inc.         239,490

                                                       999,913

Oil, Gas and Consumable Fuels - 2.3%
   5,600        Cimarex Energy Co.*                    253,848
  19,300        NGP Capital Resources Co.              290,658

                                                       544,506

Personal Products - 1.0%
  12,100        Nu Skin Enterprises, Inc.              230,505

Pharmaceuticals - 0.8%
  11,800        Connetics Corp.*                       199,538

Real Estate - 4.7%
  10,307        Government Pptys. Trust, Inc.*         101,009
   6,400        LaSalle Hotel Pptys.                   220,480
   7,200        Parkway Pptys., Inc.                   337,824
   1,900        SL Green Realty Corp.                  129,542
  13,500        Thornburg Mortgage, Inc.               338,310

                                                      1,127,165

Road and Rail - 3.6%
  10,250        Genesee & Wyoming, Inc.*               324,925
   8,500        Landstar System, Inc.                  340,255
   4,800        Yellow Roadway Corp.*                  198,816

                                                       863,996

Semiconductors and Semiconductor Equipment - 0.5%
  23,300        Monolithic System Technology, Inc.*    127,451

Software - 0.5%
   4,400        Reynolds & Reynolds Co.                120,604

Specialty Retail - 3.9%
   1,800        Linens 'n Things, Inc.*                 48,060
  14,600        Movie Gallery, Inc.                    151,694
  11,000        Party City Corp.*                      186,120
   6,600        Petco Animal Supplies, Inc.*           139,656
  13,900        The Sports Authority, Inc.*            409,216

                                                       934,746

Textiles, Apparel and Luxury Goods - 0.7%
   9,100        Movado Group, Inc.                     170,352

Thrifts and Mortgage Finance - 2.3%
   5,600        IndyMac Bancorp, Inc.                  221,648
Shares                                                Value
------------------------------------------------------------------
  47,600        Ocwen Financial Corp.*              $  330,344

                                                       551,992

        Total Common Stocks
(Cost $20,001,767)                                    23,238,233

Principal
Amount                                                Value
------------------------------------------------------------------
Repurchase Agreement - 2.0%
$482,000        State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $482,147 at
                3.65%, due 10/3/2005(1)
                (Cost $482,000)                     $  482,000

Total Investments - 99.1%
(Cost $20,483,767)                                    23,720,233
Cash, Receivables, and Other Assets
Less Liabilities - 0.9%                                205,341
Net Assets - 100%                                   $ 23,925,574


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $490,000 in U.S. Government Agency 4.25%, due 5/15/2009, with a value of $494,670.

------------------------------------------------------------------
------------------------------------------------------------------
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation .................    $    4,301,912
Gross unrealized depreciation .................        (1,065,446)
                                                   --------------
Net unrealized appreciation ...................    $    3,236,466
                                                   ==============
-----------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
         rule 30a-3(d) under the 1940 Act)   that occurred during the
         registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Variable Contract Funds, Inc


Date:     November 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Variable Contract Funds, Inc


Date:    November 9, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Variable Contract Funds, Inc


Date:     November 9, 2005